SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended			3 Months Ended		1 Months Ended	3 Months Ended
	Sep. 30, 2013	Apr. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Notes Receivable [Member] Note Receivable Due December 2016 Secured by Shopping Center with 107 Residential Units in the United Kingdom [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Note Payable Due 2015 Secured by Note Receivable [Member]	Dec. 31, 2012 United Kingdom [Member] December 2012 [Member] UK Loan Pool 2 [Member]	Dec. 31, 2011 United Kingdom [Member] December 2012 [Member] UK Loan Pool 2 [Member] Loan Property	Mar. 12, 2013 Subsequent Event [Member] Notes Receivable [Member] Note Receivable Due December 2016 Secured by Shopping Center with 107 Residential Units in the United Kingdom [Member]	Mar. 12, 2013 Subsequent Event [Member] KW Residential, LLC [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] U.S. Bank and East-West Bank [Member]	Jun. 30, 2012 Revolving Credit Facility [Member] U.S. Bank and East-West Bank [Member] Unsecured Debt [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] U.S. Bank and East-West Bank [Member] Unsecured Debt [Member]
Subsequent Event [Line Items]
Proceeds to joint venture from settlement of several Japanese yel related to hedges												$ 23,700,000
Proceeds to company from settlement of several Japanese yel related to hedges												10,600,000
Additions to notes receivable				167,861,000	6,145,000	25,636,000	43,600,000
Mortgage loans payable								79,264,000
Initial unpaid principal balance				3,288,996,000					232,254,000
Number of loans in portfolio										7
Number of properties securing loans										23
Investment in Pool Loan Portfolio				131,298,000					16,012,000
Note receivable, ownership percentage sold											50.00%
Borrowings under lines of credit				85,811,000	74,000,000	48,250,000									35,000,000
Line of Credit Facility, Amount Outstanding															35,000,000
Line of Credit Facility, Remaining Borrowing Capacity															65,000,000
Issuance of common stock	6,900,000.0	1,400,000.0	9,000,000.0	8,625,000	11,700,000
Stock Issued to Underwriters, During Period, Shares, New Issues	900,000
Repayments of Lines of Credit			35,000,000	85,811,000	101,750,000	30,500,000
Issuance of common stock	122,200,000	21,200,000	141,300,000	106,246,000	123,100,000
Additional borrowings	40,000,000													25,000,000
Maximum borrowing capacity													$ 140,000,000.0	$ 100,000,000